Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001